Trade Receivables, Net - Schedule of Trade Receivables, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Trade Receivables, Net [Abstract]
Trade receivables	$ 1,064	$ 1,199
Less expected credit loss (see Note B below)	(6)	(55)
Trade receivables, net	$ 1,058	$ 1,144